Average Annual Total Returns - DWS Capital Growth Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	38.66%	19.62%	17.38%	38.49%	21.00%	17.92%